GOODWILL OF THE GROUP	12 Months Ended
Dec. 31, 2022
Disclosure of goodwill [Abstract]
GOODWILL OF THE GROUP
NOTE 19: GOODWILL

	2022 £m	2021 £m
At 1 January and 31 December	470	470
Cost[1]	814	814
Accumulated impairment losses	(344)	(344)
At 31 December	470	470
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash generating unit; of the total balance of £470 million (2021: £470 million), £302 million, or 64 per cent (2021: £302 million, 64 per cent) has been allocated to the Credit card cash generating unit and £166 million, or 35 per cent (2021: £166 million, 35 per cent) has been allocated to the Motor business cash generating unit, both in the Group’s Retail division.
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10 per cent, based on the Group’s cost of equity. The cash flows beyond the four-year period assume 3.5 per cent growth. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Credit cards to fall below the balance sheet carrying value.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10 per cent, based on the Group’s cost of equity. The cash flows beyond the four-year period are extrapolated using a growth rate of 3.5 per cent which does not exceed the long-term average growth rates for the markets in which the Motor business participates. Management believes that any reasonably possible change in the key assumptions, including from the impacts of climate change or climate-related legislation, would not cause the recoverable amount of the goodwill relating to the Motor business to fall below the balance sheet carrying value.